Employee Share Ownership Plans - Summary of Employee Share Awards (Parenthetical) (Detail) - BHP Group Limited [member]	Jan. 31, 2022 shares	Jun. 30, 2022 Awards
Management Award Plan [member]
Statement [Line Items]
Number of share options exercisable in share-based payment arrangement | Awards		2,761
Number Of Outstanding Share Options Transferred On Unification	161,642
Share Plus [member]
Statement [Line Items]
Number Of Outstanding Share Options Transferred On Unification	280,494